UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Strategic Partners Real Estate Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2007

Date of reporting period:	6/30/2006

Item 1. Schedule of Investments

Strategic Partners Real Estate Fund

Schedule of Investments

as of June 30, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 95.4%
COMMON STOCKS

Apartments 15.3%
222,189	Archstone-Smith Trust	11,302,754
74,622	Avalonbay Communities, Inc.	8,254,686
10,889	Bre Properties, Inc. (Class A Shares)	598,895
12,797	Camden Property Trust	941,219
208,637	Equity Residential	9,332,333
8,859	Essex Property Trust, Inc.	989,196
1,516	Mid-America Apartment Communities, Inc.	84,517
8,055	United Dominion Realty Trust, Inc.	225,621

		31,729,221

Diversified 16.7%
85,424	AMB Property Corp.	4,318,183
108,945	Boston Properties, Inc.	9,848,628
12,659	Kilroy Realty Corp.	914,613
18,897	LaSalle Hotel Properties	874,931
272,426	Ventas, Inc.	9,229,793
96,075	Vornado Realty Trust	9,372,116

		34,558,264

Exchange Traded Fund 0.5%
11,995	iShares Cohen & Steers Realty Majors	1,004,461

Hotel 15.6%
725,437	Host Marriott Corp.	15,865,307
231,433	Starwood Hotels & Resorts Worldwide, Inc.	13,964,667
11,751	Sunstone Hotel Investors, Inc.	341,484
106,800	WCI Communities, Inc.	2,150,952

		32,322,410

Industrial 6.0%
2,919	EastGroup Properties, Inc.	136,259
109,930	ProLogis	5,729,551
85,172	Public Storage, Inc.	6,464,555

		12,330,365

Lodging 0.8%
58,300	DiamondRock Hospitality Co.	863,423
59,400	DiamondRock Hospitality Co., 144A	879,714

		1,743,137

Mall
837	Taubman Centers, Inc.	34,233

Office 6.1%
5,011	Alexandria Real Estate Equities, Inc.	444,375
17,609	Brookfield Properties Corp. (Canada)	566,482
16,549	Corporate Office Properties Trust	696,382
43,935	Equity Office Properties Trust	1,604,067
85,600	Liberty Property Trust	3,783,520
50,800	PS Business Parks, Inc.	2,997,200
15,529	SL Green Realty Corp.	1,699,960

Strategic Partners Real Estate Fund 1

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value
75,300	Thomas Properties Group, Inc.	885,528

		12,677,514

R&D - Office 0.3%
22,919	BioMed Realty Trust, Inc.	686,195

Real Estate 5.1%
77,689	Hammerson PLC (United Kingdom)	1,700,978
45,600	Innkeepers USA Trust	787,968
52,120	Land Securities Group, PLC (United Kingdom)	1,729,077
36,844	Unibail Holding (France)	6,423,183

		10,641,206

Retail 17.4%
12,417	Developers Diversified Realty Corp.	647,919
363,166	Kimco Realty Corp.	13,251,927
9,406	Pan Pacific Retail Properties, Inc.	652,494
94,440	Regency Centers Corp.	5,869,446
189,994	Simon Property Group, Inc.	15,758,103

		36,179,889

Self Storage 0.4%
43,800	U-Store-It Trust	826,068

Shopping Centers 11.2%
85,424	Acadia Realty Trust	2,020,278
12,168	Federal Realty Investment Trust	851,760
318,010	General Growth Properties, Inc.	14,329,531
60,000	Macerich Co. (The)	4,212,000
42,600	Saul Centers, Inc.	1,737,228
4,601	Tanger Factory Outlet Centers, Inc.	148,934

		23,299,731

	Total Long-Term Investments (cost $142,773,962)	198,032,694

SHORT-TERM INVESTMENTS 4.5%
AFFILIATED MONEY MARKET MUTUAL FUND

9,208,609	Dryden Core Investment Fund - Taxable Money Market Series (cost $9,208,609) (a)	9,208,609

	Total Investments—99.9% (cost $151,982,571) (b)	207,241,303
	Other assets in excess of liabilities —0.1%	273,852

	Net Assets —100%	$207,515,155

The following abbreviations are used in portfolio descriptions:

144A Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(b)	The United States federal income tax basis of the Fund’s investments was $152,249,939: accordingly, net unrealized appreciation on investments for federal income tax purposes was $54,991,364 (gross unrealized appreciation $55,639,761; gross unrealized depreciation $ 648,397). The difference between book and tax basis is attributed to deferred losses on wash sales.

2 Visit our website at www.strategicpartners.com

Note 1. Accounting Policies

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series and the Dryden Short-Term Core Bond Series, Separate Portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. Taxable Money Market Series and the Dryden Short-Term Core Bond Series are Mutual Funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Strategic Partners Real Estate Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date  August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date  August 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date  August 25, 2006

*	Print the name and title of each signing officer under his or her signature.